Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 24,148,629
Cash collateral pledged for derivative transactions included in Other assets	3,406,298	¥ 2,893,178
Cash collateral received for derivative transactions included in Other liabilities	¥ 2,198,569	¥ 1,017,580